Current and deferred income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of non capital losses to reduce taxable income
Expiry date	$

2030	67,296
2031	1,098,669
2032	1,233,369

Schedule of deferred tax assets
	2012	2011
	$	$

Non-capital losses carried forward	323,910	148,320
Financing costs	4,302	2,306
Scientific research and development	11,193	11,182

	339,405	161,808
Valuation allowance	(339,405)	(161,808)

Net deferred tax assets	-	-

Schedule of reconciliation of effective income tax
	2012	2011
	$	$

Tax recovery at statutory income tax rates	(324,049)	(179,265)
Permanent differences	133,365	26,713
Other	13,087	18,878
Change in valuation allowance	177,597	133,674

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